                                SUPPLEMENT DATED
                                 MARCH 17, 1997

                                       TO

                                PROSPECTUS DATED
                               FEBRUARY 28, 1997

                        NATIONWIDE INVESTING FOUNDATION

                       NATIONWIDE INVESTING FOUNDATION II

On March 11, 1997, Douglas Kitchen replaced Michael Groseclose as portfolio manager of the Nationwide(R) Bond Fund. On page 11 of the prospectus, the paragraph entitled Portfolio Manager, found at the bottom of column one and top of column two, is hereby deleted in its entirety and replaced by the following:

        Portfolio Manager: Douglas Kitchen, CFA - is the portfolio manager of the Nationwide(R) Bond Fund. He joined Nationwide in 1986 as a securities analyst and began managing the Nationwide(R) Bond Fund on March 11, 1997. From 1992 to March 11, 1997, he managed the bond portfolio for the Nationwide Foundation. Mr. Kitchen received a Bachelor of Arts in Geology from Thiel College and a Bachelor of Science in Finance from The Ohio State University and is a Chartered Financial Analyst.

CONTINUED ON OTHER SIDE


PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FURTHER REFERENCE.

                                SUPPLEMENT DATED
                                 MARCH 17, 1997

                                       TO

                                PROSPECTUS DATED
                               FEBRUARY 28, 1997

                        NATIONWIDE INVESTING FOUNDATION

                       NATIONWIDE INVESTING FOUNDATION II


On March 11, 1997, Kimberly Bingle and Gary Hunt joined Wayne Frisbee as portfolio managers for the Nationwide(R) U.S. Government Income Fund. On page 13 of the prospectus, the paragraph entitled Portfolio Manager at the top of column two, is hereby deleted in its entirety and replaced by the following:

        Portfolio Managers: Wayne Frisbee, CFA; Kimberly Bingle, CFA, FLMI, and Gary Hunt -- are the portfolio managers for the Nationwide(R) U.S. Government Income Fund. Mr. Frisbee joined Nationwide in 1981 as a securities analyst and has managed the Nationwide(R) U.S. Government Income Fund since its inception in February of 1992. He received a Bachelor of Science from The Ohio State University and is a Chartered Financial Analyst. Ms. Bingle joined Nationwide in 1986 as a securities analyst and began managing the Nationwide(R) U.S. Government Income Fund on March 11, 1997. From April of 1992 to March 11, 1997, Ms. Bingle managed the fixed income fund which is part of the Nationwide Insurance Enterprise incentive savings plan. Prior to April 1992, Ms. Bingle co-managed the Nationwide Foundation bond portfolio. Ms. Bingle received a Bachelor of Arts in Finance from The Pennsylvania State University. She is a Chartered Financial Analyst and a Fellow of the Life Management Institute. Mr. Hunt joined Nationwide in 1992 as a securities analyst and began managing the Nationwide(R) U.S. Government Income Fund on March 11, 1997. In his career at Nationwide, Mr. Hunt has been responsible for the analysis of agency CMOs and U.S. treasury securities. In addition, Mr. Hunt has managed the commercial mortgage-backed securities sector for Nationwide Life Insurance Company and its affiliates. Mr. Hunt received a Bachelor of Science in Finance and a Master of Business Administration from The Ohio State University.


PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FURTHER REFERENCE.